Principal associates - Summary information for joint ventures and associates that are not individually material to the group (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
(Loss)/profit after tax		$ 10,400	$ 6,972	$ 13,925
Other comprehensive income		2,584	346	(3,139)
Total comprehensive income/(loss)	[1]	12,984	7,318	$ 10,786
Associates
Disclosure of associates [Line Items]
Carrying value of Group's interest		708	704
(Loss)/profit after tax		0	3
Other comprehensive income		(5)	10
Total comprehensive income/(loss)		$ (5)	$ 13

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.